Related party transactions (Details) - SEK (kr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Joint Venture Polar Charge A Band Its Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Sales to related party	kr (907)	kr 35,846
Purchases from related party	7,058	5,943
Amounts owed by related party	213	1,904
Amounts owed to related party	122	1,848
Right-of-use asset	99,132	95,065
Lease liability	107,205	100,274
Board Members Board Fees [Member]
IfrsStatementLineItems [Line Items]
Sales to related party
Purchases from related party	1,315	946
Amounts owed by related party
Amounts owed to related party		23
Right-of-use asset
Lease liability
Board Members Consultancy [Member]
IfrsStatementLineItems [Line Items]
Sales to related party
Purchases from related party	6,663	249
Amounts owed by related party
Amounts owed to related party
Right-of-use asset
Lease liability